Legal, competition and regulatory matters (Details) £ in Thousands, $ in Millions	1 Months Ended			6 Months Ended			12 Months Ended
	Mar. 31, 2023 GBP (£)	Jan. 31, 2023 lawsuit	Apr. 30, 2021 USD ($)	Jun. 30, 2023 GBP (£) lawsuit plaintiff	Jun. 30, 2023 USD ($) lawsuit plaintiff	Jun. 30, 2022 GBP (£)	Dec. 31, 2021 GBP (£)	Dec. 31, 2018 GBP (£)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 lawsuit	Dec. 31, 2016 lawsuit	Dec. 31, 2013 GBP (£)	Dec. 31, 2008 USD ($) agreement
Disclosure of contingent liabilities [line items]
Losses on litigation settlements | £				£ 34,000		£ 1,833,000
Sterling LIBOR case in SDNY
Disclosure of contingent liabilities [line items]
Number of lawsuits with damages sought											2
Non-US forex civil actions
Disclosure of contingent liabilities [line items]
Number of lawsuits with damages sought				2	2
US residential and commercial mortgage-related activity and litigation | RMBS repurchase requests | Originated and sold to third parties by Acquired Subsidiary
Disclosure of contingent liabilities [line items]
Number of lawsuits with damages sought				2	2
Number of lawsuits dismissed				1	1
Civil actions in respect of VRDO
Disclosure of contingent liabilities [line items]
Number of lawsuits with damages sought				2	2
Civil actions in respect of VRDO - SNDY
Disclosure of contingent liabilities [line items]
Number of lawsuits with damages sought				3	3
Civil actions in respect of the US anti-terrorism act - EDNY
Disclosure of contingent liabilities [line items]
Number of lawsuits with damages sought				6	6
Number of plaintiffs | plaintiff				4,000	4,000
Number of lawsuits dismissed				3	3
Number of lawsuits dismissed and appealed		1
Number of lawsuits subject to appeal				2	2
Number of lawsuits stayed				2	2
Civil actions in respect of the US anti-terrorism act - SDNY
Disclosure of contingent liabilities [line items]
Number of lawsuits with damages sought				2	2
Derivative transactions civil action
Disclosure of contingent liabilities [line items]
Loss contingency, damages sought, claimed amounts, value | £							£ 329,000
Over-issuance of securities
Disclosure of contingent liabilities [line items]
Number of lawsuits with damages sought				2	2
HMRC assessments concerning UK VAT
Disclosure of contingent liabilities [line items]
Loss contingency, damages sought, claimed amounts, value | £								£ 181,000
HMRC assessments concerning UK VAT | Barclays UK PLC
Disclosure of contingent liabilities [line items]
Loss contingency, damages sought, claimed amounts, value | £								128,000
Barclays Bank PLC | FCA proceedings and other investigations
Disclosure of contingent liabilities [line items]
Number of advisory service agreements | agreement													2
Loss contingency, financial penalty warning | £												£ 50,000
Barclays Bank PLC | USD LIBOR cases in MDL court | Lawsuits with damages sought
Disclosure of contingent liabilities [line items]
Number of lawsuits with damages sought				1	1
Loss contingency, damages sought, claimed amounts, value | $					$ 100.0
Barclays Bank PLC | Japanese Yen LIBOR civil actions | Exchange-based class claims
Disclosure of contingent liabilities [line items]
Losses on litigation settlements | £	£ 17,750
Barclays Bank PLC | Non-US forex civil actions
Disclosure of contingent liabilities [line items]
Number of lawsuits pending										1
Barclays Bank PLC | Consolidated FX action | Barclays Capital Inc | Securities and Exchange Commission
Disclosure of contingent liabilities [line items]
Losses on litigation settlements | $									$ 384.0
Barclays Bank PLC | BDC Finance LLC
Disclosure of contingent liabilities [line items]
Litigation settlements approved, value | $			$ 3.3										$ 298.0
Barclays Bank PLC | HMRC assessments concerning UK VAT
Disclosure of contingent liabilities [line items]
Loss contingency, damages sought, claimed amounts, value | £								£ 53,000